INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 50,391	$ 50,391
Accumulated amortization	50,082	49,751
Amortized cost	309	640
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	42,504	42,504
Accumulated amortization	42,504	42,403
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	4,466	4,466
Accumulated amortization	4,466	4,466
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,421
Accumulated amortization	$ 3,112	$ 2,882